Nature of the Business and Basis of Presentation (Details)				1 Months Ended	2 Months Ended	3 Months Ended		5 Months Ended	8 Months Ended
	Apr. 03, 2024 USD ($)	Mar. 31, 2024 USD ($) $ / shares shares	Feb. 06, 2024 USD ($) $ / shares	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2024 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Aug. 29, 2024 $ / shares
Nature of the Business and Basis of Presentation [Line Items]
Issuance preferred stock | $				$ 3,000,000
Convertible notes payable | $		$ 25,000,000		$ 25,000,000	$ 25,000,000
Termination fee | $			$ 400,000
Reverse stock split ratio			6.8569
Common stock, par value (in Dollars per share) | $ / shares			$ 0.001			$ 0.001			$ 0.001
Additional paid-in capital transaction costs | $	$ 20,500,000
Net loss per share (in Dollars per share) | $ / shares						$ (1.46)			$ (6.08)
Common stock issued | $						$ 35,000			$ 35,000
Common Stock exchange (in Shares) | shares							39,873,706	39,873,706
Common stock conversion of convertible note (in Shares) | shares									2,722,207
Pre-funded warrants of common stock shares (in Shares) | shares									5,522,207
Warrants exchange (in Shares) | shares						9,664,208			9,664,208
Net loss | $					$ (7,077,000)	$ (28,623,000)	$ (22,243,000)		$ (57,943,000)
Net cash | $						39,000,000			39,000,000
Cash and cash equivalents | $						$ 410,900,000			410,900,000
Warrant [Member]
Nature of the Business and Basis of Presentation [Line Items]
Warrant gross proceeds amount | $			275,000,000
Pre-funded Warrants [Member]
Nature of the Business and Basis of Presentation [Line Items]
Aggregate net proceeds | $									$ 188,700,000
Price per share (in Dollars per share) | $ / shares						$ 22.999			$ 22.999
Net of issuance costs | $									$ 11,800,000
ARCA BIOPHARMA INC [Member]
Nature of the Business and Basis of Presentation [Line Items]
Termination fee | $			$ 400,000
Maximum [Member] | Warrant [Member]
Nature of the Business and Basis of Presentation [Line Items]
Purchase price (in Dollars per share) | $ / shares			$ 9.71
Per share (in Dollars per share) | $ / shares			5.55
Minimum [Member] | Warrant [Member]
Nature of the Business and Basis of Presentation [Line Items]
Purchase price (in Dollars per share) | $ / shares			9.7
Per share (in Dollars per share) | $ / shares			5.54
Reverse Stock Split [Member]
Nature of the Business and Basis of Presentation [Line Items]
Net loss per share (in Dollars per share) | $ / shares					$ (2.21)		$ (6.96)	$ (9.17)
Common Stock [Member]
Nature of the Business and Basis of Presentation [Line Items]
Common stock, par value (in Dollars per share) | $ / shares			$ 0.001
Common stock issued | $							$ 22,784,139	$ 22,784,139
Common Stock exchange (in Shares) | shares						4,764,032			4,764,032
Number of shares issued to purchase (in Shares) | shares									680,000
Series A Non-Voting Convertible Preferred Stock [Member]
Nature of the Business and Basis of Presentation [Line Items]
Purchase price | $									$ 23,000
Number of shares issued to purchase (in Shares) | shares									2,439
Series A Preferred Stock [Member]
Nature of the Business and Basis of Presentation [Line Items]
Net loss per share (in Dollars per share) | $ / shares						$ (1,460.62)			$ (6,077.13)
Common stock conversion of convertible note (in Shares) | shares									1,000
Price per share (in Dollars per share) | $ / shares		$ 0.15		$ 0.15	$ 0.15
Number of shares issued to purchase (in Shares) | shares		20,000,000
Oruka common stock [Member]
Nature of the Business and Basis of Presentation [Line Items]
Common stock, par value (in Dollars per share) | $ / shares						0.001			$ 0.001	$ 0.001
Aggregate net proceeds | $	275,000,000
Oruka pre-funded warrants [Member]
Nature of the Business and Basis of Presentation [Line Items]
Purchased shares of common stock | $	$ 25,000,000
ARCA common stock [Member]
Nature of the Business and Basis of Presentation [Line Items]
Exchange ratio									6.8569
Oruka restricted stock [Member]
Nature of the Business and Basis of Presentation [Line Items]
Common stock, par value (in Dollars per share) | $ / shares						0.0001			$ 0.0001
Private Placement [Member]
Nature of the Business and Basis of Presentation [Line Items]
Price per share (in Dollars per share) | $ / shares						22.999			$ 22.999
Number of shares issued to purchase (in Shares) | shares									680,000
Private Placement [Member] | Common Stock [Member]
Nature of the Business and Basis of Presentation [Line Items]
Common stock, par value (in Dollars per share) | $ / shares						$ 0.001			$ 0.001
Number of shares purchased (in Shares) | shares						5,600,000			5,600,000
Price per share (in Dollars per share) | $ / shares						$ 23			$ 23
Private Placement [Member] | Series A Non-Voting Convertible Preferred Stock [Member]
Nature of the Business and Basis of Presentation [Line Items]
Preferred Stock, Convertible, Shares Issuable (in Shares) | shares						2,439			2,439